Provisions - Spanish entities - Post employment plans and other similar obligations (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Employee Benefits
Number of employees accepted the pre-retirement and voluntary redundancy offers | employee	1,715
Provisions recognized to cover expenses of pre-retirement and voluntary redundancy offers	€ 209	€ 248	€ 361
Contributions to defined contribution pension funds	€ 287	271	266
Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(8.74%)
SPAIN
Employee Benefits
Contributions to defined contribution pension funds	€ 87	€ 90	€ 93
Actuarial assumptions
Annual discount rate	1.55%	1.40%
SPAIN | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Provision for pensions and other employment defined benefit obligations | SPAIN
Actuarial assumptions
Annual discount rate			1.50%
Mortality tables	PERM/F-2000	PERM/F-2000	PERM/F-2000
Cumulative annual CPI growth	1.00%	1.00%	1.00%
Annual salary increase rate			2.00%
Annual pension increase rate	1.00%	1.00%	1.00%
Sensitivity analysis for actuarial assumptions
Expected rate of return on plan assets	1.55%	1.40%	1.50%
Expected rate of return on reimbursement rights	1.55%	1.40%	1.50%
Provision for pensions and other employment defined benefit obligations | SPAIN | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(4.88%)
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	5.33%
Provision for other long term employee benefits | SPAIN
Actuarial assumptions
Annual discount rate	1.55%	1.40%	1.50%
Mortality tables	PERM/F-2000	PERM/F-2000	PERM/F-2000
Cumulative annual CPI growth	1.00%	1.00%	1.00%
Sensitivity analysis for actuarial assumptions
Expected rate of return on plan assets	1.55%	1.40%
Provision for other long term employee benefits | SPAIN | Minimum
Actuarial assumptions
Annual benefit increase rate	0.00%	0.00%	0.00%
Provision for other long term employee benefits | SPAIN | Maximum
Actuarial assumptions
Annual benefit increase rate	1.50%	1.50%	1.50%
Provision for other long term employee benefits | SPAIN | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(1.09%)
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	1.11%
Banco Popular Espanol, S.A. | Provision for pensions and other employment defined benefit obligations | SPAIN
Actuarial assumptions
Annual discount rate	1.55%
Annual salary increase rate	2.00%